Consolidated Statements of Operations In Thousands, except Share data	12 Months Ended
	Dec. 31, 2010 USD ($)		Dec. 31, 2010 CNY		Dec. 31, 2009 CNY		Dec. 31, 2008 CNY
Net revenues:
Commissions and fees	$ 224,907		1,484,389		1,154,090		843,107
Other service fees	97		640		761		855
Total net revenues	225,004		1,485,029		1,154,851		843,962
Operating costs and expenses:
Commissions and fees	(107,333)		(708,403)		(579,911)		(436,803)
Selling expenses	(11,147)		(73,567)		(49,498)		(17,328)
General and administrative expense	(41,128)	[1]	(271,444)	[1]	(199,246)	[1]	(180,031)	[1]
Total operating costs and expenses	(159,608)		(1,053,414)		(828,655)		(634,162)
Income from operations	65,396		431,615		326,196		209,800
Other income (expense), net:
Gain on disposal of investment in subsidiary							525
Investment income	6,249		41,244		18,905
Interest income	4,080		26,924		33,299		47,967
Interest expense	(1)		(5)		(4)		(95)
Others, net	59		391		1,408		(28)
Changes in fair value of contingent consideration payables					(5,946)
Net income before income taxes and income of affiliates	75,783		500,169		373,858		258,169
Income tax expense	(14,658)		(96,743)		(95,618)		(62,438)
Share of income of affiliates	1,955		12,904		774		135
Net income	63,080		416,330		279,014		195,866
Less: Net income (loss) attributable to the noncontrolling interests	(906)		(5,978)		(21,827)		4,129
Net income attributable to the CNinsure Inc's shareholders	$ 63,986		422,308		300,841		191,737
Net income per share:
Basic	$ 0.0668		0.4408		0.3297		0.2101
Diluted	$ 0.0646		0.4264		0.3241		0.209
Net income per American Depositary Shares ("ADS"):
Basic	$ 1.3358		8.8162		6.5938		4.2025
Diluted	$ 1.2922		8.5288		6.4815		4.1803
Shares used in calculating net income per share:
Basic	958,029,717		958,029,717		912,497,726		912,497,726
Diluted	990,318,528		990,318,528		928,312,312		917,335,390

[1]	Including (i) share-based compensation expenses of RMB45,659 and RMB7,553 and RMB22,211 (US$3,365) for the years ended December 31, 2008, 2009 and 2010, respectively; and (ii) impairment loss on intangible assets of Nil, Nil and RMB4,600 (US$697) for the years ended December 31, 2008, 2009 and 2010, respectively.